H3 Statement of cash flows	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
H3 Statement of cash flows

Statement of cash flows
Cash and cash equivalents include cash of SEK 19,746 (24,014) million and cash equivalents of SEK 18,603 (30,036) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see note F1 “Financial risk management.”
Cash and cash equivalents as of December 31, 2022, include SEK 2,246 (2,616) million in countries where there exist significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is not directly available for distribution to the Parent Company, however it may be used to pay normal business expenditures in the local jurisdictions, thereby reducing group liabilities.

Adjustments to reconcile net income to cash
	2022	2021	2020
Property, plant and equipment
Depreciations	4,114	3,674	3,602
Impairment losses	274	198	512
Total	4,388	3,872	4,114

Right-of-use assets
Depreciations	2,451	2,277	2,387
Impairment losses	66	—	47
Total	2,517	2,277	2,434

Intangible assets
Amortizations
Capitalized development expenses	1,586	1,343	906
Customer relationships, IPRs and other intangible assets	1,991	1,164	1,083
Total amortizations	3,577	2,507	1,989
Impairments
Customer relationships, IPRs and other intangible assets	61	201	137
Goodwill	—	112	—
Total impairments	61	313	137
Total	3,638	2,820	2,126
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	10,543	8,969	8,674
Taxes	5,383	6,576	10,436
Dividends from joint ventures/associated companies 1)	58	90	43
Undistributed earnings in joint ventures/associated companies 1)	(3)	270	331
Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	(287)	(971)	77
Other non-cash items 3)	1,944	2,209	370
Total adjustments to reconcile net income to cash	17,638	17,143	19,931

1)	See note E3 “Associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 “Other operating income and expenses.”
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.
For information about reconciliation of liabilities arising from financing activities, see note F4 “Interest-bearing liabilities.”

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2022
Cash flow from business combinations 1)	(51,734)	20
Acquisitions/divestments of other investments	(261)	287
Total	(51,995)	307
2021
Cash flow from business combinations 1)	(256)	273
Acquisitions/divestments of other investments	(133)	175
Total	(389)	448
2020
Cash flow from business combinations 1)	(9,534)	4
Acquisitions/divestments of other investments	(123)	55
Total	(9,657)	59

1)	See also note E2 “Business combinations.”